Schedule of condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating income:
Income before income tax benefit	$ 1,788	¥ 12,502	¥ 29,918	¥ 70,301
Income tax expense	379	2,647	(10,167)	(7,880)
Net income	1,409	9,855	40,085	¥ 78,181
Subsidiaries [Member]
Operating income:
Share of income of subsidiaries	1,283	8,975	39,536
Interest income, net	115	807	253
Income before income tax benefit	1,398	9,782	39,789
Income tax expense
Net income	$ 1,398	¥ 9,782	¥ 39,789